Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Copeland Trust
Entity Central Index Key	0001502745
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000233044
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class A
Trading Symbol	CISAX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference**	$64	1.23%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class A shares of the Fund delivered a return of 10.18%, trailing the 14.99% gain of the MSCI World ex USA Small Cap Net Index and the 12.66% return of the MSCI World ex USA Index. The period was marked by a preference for higher‑momentum, lower‑profitability stocks, which created a headwind for the Fund’s quality‑ and dividend‑growth‑oriented approach. Stock selection in the Industrials and Consumer Discretionary sectors contributed positively to performance, while selections in Technology and Materials detracted from performance.

Within Industrials, TFI International (TFI‑CA, 1.7% of holdings at period end) was a top contributor, delivering a 78% total return. TFI is a diversified trucking‑services provider operating across North America through less‑than‑truckload (LTL), truckload, and logistics segments. Shares re‑rated off cyclical trough levels as freight‑market data stabilized and investors began to price in a tighter supply/demand environment, supported by progress in turning around the U.S. LTL business and accretion from a recent acquisition. Despite earnings per share declining in 2025, the company raised its quarterly dividend, underscoring its focus on shareholder returns.

In Consumer Discretionary, Asics Corporation (7936‑JP, 1.7% of holdings at period end) delivered a 27% return. The Japanese athletic‑footwear company gained market share and secured a leading position in the U.S. running‑specialty channel, while growth in its Onitsuka Tiger brand supported earnings and dividend growth.

In Technology, Rakus Co., Ltd. (3923‑JP, 0.8% of holdings at period end), a Japan‑based SaaS provider of expense‑management and e‑invoicing software to small and medium‑sized enterprises, was a detractor with a −19% return. The company grew, with sales and profitability improving as it monetized prior marketing investments and enhanced cost controls, but sentiment toward SaaS companies weakened amid concerns about AI‑driven competition and the stock de‑rated. We are monitoring Rakus for evidence that it can sustain margin and revenue growth.

Within Materials, Westgold Resources Ltd. (WGX‑ASX, 1.3% of holdings at period end) generated a −10% return. The Australian gold miner is correlated with gold prices, which retreated as higher interest rates and a stronger U.S. dollar weighed on the metal and reduced investor appetite, leading to a larger decline in gold‑mining equities. We believe the company retains an earnings‑ and dividend‑growth outlook supported by rising production.

Line Graph [Table Text Block]
Table Summary
	Copeland International Small Cap Fund - Class A	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net Index
Dec-2021	$9,425	$10,000	$10,000
May-2022	$7,983	$8,990	$8,653
May-2023	$7,619	$9,128	$8,206
May-2024	$7,882	$10,815	$9,384
May-2025	$8,646	$12,335	$10,715
May-2026	$9,805	$15,301	$13,961

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	10.18%	13.40%	0.90%
With Load	3.81%	6.90%	-0.44%
MSCI WORLD ex USA Index	12.66%	24.04%	10.10%
MSCI WORLD ex USA SMALL CAP Net Index	14.99%	30.29%	7.84%

Performance Inception Date	Dec. 28, 2021
AssetsNet	$ 811,089
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$811,089 Number of Portfolio Holdings77 Advisory Fee (net of waivers)$0 Portfolio Turnover29%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.9%
Utilities	2.2%
Communications	2.7%
Energy	3.2%
Consumer Staples	4.2%
Health Care	6.7%
Real Estate	8.2%
Materials	9.5%
Consumer Discretionary	10.1%
Technology	10.3%
Financials	11.7%
Industrials	29.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Other Countries	9.2%
Denmark	2.2%
France	2.4%
Netherlands	3.2%
Germany	4.4%
Sweden	5.0%
Australia	6.4%
Italy	6.6%
United Kingdom	10.0%
Canada	14.8%
Japan	34.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Maruwa Company Ltd.	2.2%
Halma PLC	2.1%
Hill & Smith Holdings plc	2.1%
Chiba Bank Ltd. (The)	1.8%
Micronics Japan Company Ltd.	1.8%
Ventia Services Group Pty Ltd.	1.8%
TFI International, Inc.	1.8%
Asics Corporation	1.8%
Asahi Intecc Company Ltd.	1.7%
Recordati Industria Chimica e Farmaceutica SpA	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.
C000233045
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class I
Trading Symbol	CSIIX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference**	$51	0.98%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class I shares of the Fund delivered a return of 10.24%, trailing the 14.99% gain of the MSCI World ex USA Small Cap Net Index and the 12.66% return of the MSCI World ex USA Index. The period was marked by a preference for higher‑momentum, lower‑profitability stocks, which created a headwind for the Fund’s quality‑ and dividend‑growth‑oriented approach. Stock selection in the Industrials and Consumer Discretionary sectors contributed positively to performance, while selections in Technology and Materials detracted from performance.

Within Industrials, TFI International (TFI‑CA, 1.7% of holdings at period end) was a top contributor, delivering a 78% total return. TFI is a diversified trucking‑services provider operating across North America through less‑than‑truckload (LTL), truckload, and logistics segments. Shares re‑rated off cyclical trough levels as freight‑market data stabilized and investors began to price in a tighter supply/demand environment, supported by progress in turning around the U.S. LTL business and accretion from a recent acquisition. Despite earnings per share declining in 2025, the company raised its quarterly dividend, underscoring its focus on shareholder returns.

In Consumer Discretionary, Asics Corporation (7936‑JP, 1.7% of holdings at period end) delivered a 27% return. The Japanese athletic‑footwear company gained market share and secured a leading position in the U.S. running‑specialty channel, while growth in its Onitsuka Tiger brand supported earnings and dividend growth.

In Technology, Rakus Co., Ltd. (3923‑JP, 0.8% of holdings at period end), a Japan‑based SaaS provider of expense‑management and e‑invoicing software to small and medium‑sized enterprises, was a detractor with a −19% return. The company grew, with sales and profitability improving as it monetized prior marketing investments and enhanced cost controls, but sentiment toward SaaS companies weakened amid concerns about AI‑driven competition and the stock de‑rated. We are monitoring Rakus for evidence that it can sustain margin and revenue growth.

Within Materials, Westgold Resources Ltd. (WGX‑ASX, 1.3% of holdings at period end) generated a −10% return. The Australian gold miner is correlated with gold prices, which retreated as higher interest rates and a stronger U.S. dollar weighed on the metal and reduced investor appetite, leading to a larger decline in gold‑mining equities. We believe the company retains an earnings‑ and dividend‑growth outlook supported by rising production.

Line Graph [Table Text Block]
Table Summary
	Copeland International Small Cap Fund - Class I	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net Index
Dec-2021	$10,000	$10,000	$10,000
May-2022	$8,470	$8,990	$8,653
May-2023	$8,084	$9,128	$8,206
May-2024	$8,363	$10,815	$9,384
May-2025	$9,205	$12,335	$10,715
May-2026	$10,467	$15,301	$13,961

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	10.24%	13.71%	1.04%
MSCI WORLD ex USA Index	12.66%	24.04%	10.10%
MSCI WORLD ex USA SMALL CAP Net Index	14.99%	30.29%	7.84%

Performance Inception Date	Dec. 28, 2021
AssetsNet	$ 811,089
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$811,089 Number of Portfolio Holdings77 Advisory Fee (net of waivers)$0 Portfolio Turnover29%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.9%
Utilities	2.2%
Communications	2.7%
Energy	3.2%
Consumer Staples	4.2%
Health Care	6.7%
Real Estate	8.2%
Materials	9.5%
Consumer Discretionary	10.1%
Technology	10.3%
Financials	11.7%
Industrials	29.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Other Countries	9.2%
Denmark	2.2%
France	2.4%
Netherlands	3.2%
Germany	4.4%
Sweden	5.0%
Australia	6.4%
Italy	6.6%
United Kingdom	10.0%
Canada	14.8%
Japan	34.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Maruwa Company Ltd.	2.2%
Halma PLC	2.1%
Hill & Smith Holdings plc	2.1%
Chiba Bank Ltd. (The)	1.8%
Micronics Japan Company Ltd.	1.8%
Ventia Services Group Pty Ltd.	1.8%
TFI International, Inc.	1.8%
Asics Corporation	1.8%
Asahi Intecc Company Ltd.	1.7%
Recordati Industria Chimica e Farmaceutica SpA	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.
C000095114
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class A
Trading Symbol	CDGRX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference**	$61	1.20%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class A shares of the Fund rose 3.98% versus the 11.18% gain registered by the Russell 3000 Index and the 11.34% advance posted by the S&P 500 Index. Our performance shortfall relative to the benchmark was primarily attributable to an underweight position in the Technology sector versus the over 30% weight in the Russell 3000 Index to such sector. Exacerbating the situation was market exuberance around the more volatile equities within the technology sector. To wit, over fifty technology stocks rose in excess of 100% during the period, providing a challenging backdrop for the more staid dividend growth equities held in the Fund.

Our stock selection in the Consumer Staples sector bolstered Fund returns. At the individual stock level, wafer fabrication equipment supplier to the semiconductor industry, Lam Research (LRCX, 2.6% of holdings at period end), soared 104% during the period. AI-driven demand fueled revenue and earnings growth of 26% and 47%, respectively, over the past year. Industrials sector constituent Vertiv (VRT, 2.1% of holdings at period end), leapt 79% during the period. The preeminent manufacturer of power management, thermal management, and IT systems for the burgeoning data center industry, continues to post growth.

Our stock selection in the Technology sector was a drag on Fund returns. Reflecting our relative underperformance, Fund holding Intuit (INTU, 1.1% of holdings at period end), was the worst performer in the Fund, falling 47% during the period. The provider of small business and tax preparation software has been punished by fears that artificial intelligence (AI) may erode the company’s pricing power and relevance. A recent deceleration in its revenue growth to 11%, from the traditional 15 to 20%, has only served to exacerbate concerns.

Consumer Discretionary sector constituent Wingstop (WING, 0.7% of holdings at period end) dipped 38% during the period. The chicken wings-focused restaurant chain registered a decline in same-store sales of over 8% during the first quarter of 2026. While the company expects future results to improve, it still forecasted a modest contraction in the full-year comparison. Ultimately, an elevated forward earnings multiple of over fifty times left the restaurant franchise vulnerable to the multiple contraction witnessed during the period.

Line Graph [Table Text Block]
Table Summary
	Copeland Dividend Growth Fund - Class A	Russell 3000® Index	S&P 500® Index
May-2016	$9,425	$10,000	$10,000
May-2017	$10,537	$11,769	$11,747
May-2018	$12,043	$13,542	$13,436
May-2019	$12,048	$13,880	$13,945
May-2020	$11,456	$15,471	$15,735
May-2021	$15,075	$22,264	$22,079
May-2022	$14,914	$21,444	$22,013
May-2023	$14,940	$21,880	$22,656
May-2024	$17,882	$27,916	$29,042
May-2025	$18,949	$31,578	$32,969
May-2026	$21,383	$40,876	$42,788

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	3.98%	12.85%	7.24%	8.54%
With Load	-2.04%	6.37%	5.98%	7.90%
S&P 500® Index	11.34%	29.78%	14.15%	15.65%
Russell 3000® Index	11.18%	29.45%	12.92%	15.12%

AssetsNet	$ 25,777,257
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,777,257 Number of Portfolio Holdings65 Advisory Fee (net of waivers)$0 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Energy	2.8%
Real Estate	2.8%
Utilities	2.8%
Consumer Staples	3.5%
Materials	3.8%
Communications	5.4%
Consumer Discretionary	9.5%
Health Care	10.6%
Financials	12.2%
Industrials	15.9%
Technology	30.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	2.6%
Broadcom, Inc.	2.6%
Apple, Inc.	2.6%
Morgan Stanley	2.4%
WESCO International, Inc.	2.4%
Taiwan Semiconductor Manufacturing Company Ltd.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Microsoft Corporation	2.2%
Amphenol Corporation, Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.
C000109647
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class C
Trading Symbol	CDCRX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference**	$99	1.95%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class C shares of the Fund rose 3.59% versus the 11.18% gain registered by the Russell 3000 Index and the 11.34% advance posted by the S&P 500 Index. Our performance shortfall relative to the benchmark was primarily attributable to an underweight position in the Technology sector versus the over 30% weight in the Russell 3000 Index to such sector. Exacerbating the situation was market exuberance around the more volatile equities within the technology sector. To wit, over fifty technology stocks rose in excess of 100% during the period, providing a challenging backdrop for the more staid dividend growth equities held in the Fund.

Our stock selection in the Consumer Staples sector bolstered Fund returns. At the individual stock level, wafer fabrication equipment supplier to the semiconductor industry, Lam Research (LRCX, 2.6% of holdings at period end), soared 104% during the period. AI-driven demand fueled revenue and earnings growth of 26% and 47%, respectively, over the past year. Industrials sector constituent Vertiv (VRT, 2.1% of holdings at period end), leapt 79% during the period. The preeminent manufacturer of power management, thermal management, and IT systems for the burgeoning data center industry, continues to post growth.

Our stock selection in the Technology sector was a drag on Fund returns. Reflecting our relative underperformance, Fund holding Intuit (INTU, 1.1% of holdings at period end), was the worst performer in the Fund, falling 47% during the period. The provider of small business and tax preparation software has been punished by fears that artificial intelligence (AI) may erode the company’s pricing power and relevance. A recent deceleration in its revenue growth to 11%, from the traditional 15 to 20%, has only served to exacerbate concerns.

Consumer Discretionary sector constituent Wingstop (WING, 0.7% of holdings at period end) dipped 38% during the period. The chicken wings-focused restaurant chain registered a decline in same-store sales of over 8% during the first quarter of 2026. While the company expects future results to improve, it still forecasted a modest contraction in the full-year comparison. Ultimately, an elevated forward earnings multiple of over fifty times left the restaurant franchise vulnerable to the multiple contraction witnessed during the period.

Line Graph [Table Text Block]
Table Summary
	Copeland Dividend Growth Fund - Class C	Russell 3000® Index	S&P 500® Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,093	$11,769	$11,747
May-2018	$12,581	$13,542	$13,436
May-2019	$12,500	$13,880	$13,945
May-2020	$11,800	$15,471	$15,735
May-2021	$15,398	$22,264	$22,079
May-2022	$15,129	$21,444	$22,013
May-2023	$15,035	$21,880	$22,656
May-2024	$17,857	$27,916	$29,042
May-2025	$18,782	$31,578	$32,969
May-2026	$21,028	$40,876	$42,788

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	3.59%	11.96%	6.43%	7.72%
Russell 3000® Index	11.18%	29.45%	12.92%	15.12%
S&P 500® Index	11.34%	29.78%	14.15%	15.65%

AssetsNet	$ 25,777,257
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,777,257 Number of Portfolio Holdings65 Advisory Fee (net of waivers)$0 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Energy	2.8%
Real Estate	2.8%
Utilities	2.8%
Consumer Staples	3.5%
Materials	3.8%
Communications	5.4%
Consumer Discretionary	9.5%
Health Care	10.6%
Financials	12.2%
Industrials	15.9%
Technology	30.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	2.6%
Broadcom, Inc.	2.6%
Apple, Inc.	2.6%
Morgan Stanley	2.4%
WESCO International, Inc.	2.4%
Taiwan Semiconductor Manufacturing Company Ltd.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Microsoft Corporation	2.2%
Amphenol Corporation, Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.
C000124573
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class I
Trading Symbol	CDIVX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference**	$53	1.05%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class I shares of the Fund rose 4.05% versus the 11.18% gain registered by the Russell 3000 Index and the 11.34% advance posted by the S&P 500 Index. Our performance shortfall relative to the benchmark was primarily attributable to an underweight position in the Technology sector versus the over 30% weight in the Russell 3000 Index to such sector. Exacerbating the situation was market exuberance around the more volatile equities within the technology sector. To wit, over fifty technology stocks rose in excess of 100% during the period, providing a challenging backdrop for the more staid dividend growth equities held in the Fund.

Our stock selection in the Consumer Staples sector bolstered Fund returns. At the individual stock level, wafer fabrication equipment supplier to the semiconductor industry, Lam Research (LRCX, 2.6% of holdings at period end), soared 104% during the period. AI-driven demand fueled revenue and earnings growth of 26% and 47%, respectively, over the past year. Industrials sector constituent Vertiv (VRT, 2.1% of holdings at period end), leapt 79% during the period. The preeminent manufacturer of power management, thermal management, and IT systems for the burgeoning data center industry, continues to post growth.

Our stock selection in the Technology sector was a drag on Fund returns. Reflecting our relative underperformance, Fund holding Intuit (INTU, 1.1% of holdings at period end), was the worst performer in the Fund, falling 47% during the period. The provider of small business and tax preparation software has been punished by fears that artificial intelligence (AI) may erode the company’s pricing power and relevance. A recent deceleration in its revenue growth to 11%, from the traditional 15 to 20%, has only served to exacerbate concerns.

Consumer Discretionary sector constituent Wingstop (WING, 0.7% of holdings at period end) dipped 38% during the period. The chicken wings-focused restaurant chain registered a decline in same-store sales of over 8% during the first quarter of 2026. While the company expects future results to improve, it still forecasted a modest contraction in the full-year comparison. Ultimately, an elevated forward earnings multiple of over fifty times left the restaurant franchise vulnerable to the multiple contraction witnessed during the period.

Line Graph [Table Text Block]
Table Summary
	Copeland Dividend Growth Fund - Class I	Russell 3000® Index	S&P 500® Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,192	$11,769	$11,747
May-2018	$12,812	$13,542	$13,436
May-2019	$12,846	$13,880	$13,945
May-2020	$12,236	$15,471	$15,735
May-2021	$16,110	$22,264	$22,079
May-2022	$15,969	$21,444	$22,013
May-2023	$16,012	$21,880	$22,656
May-2024	$19,207	$27,916	$29,042
May-2025	$20,372	$31,578	$32,969
May-2026	$23,021	$40,876	$42,788

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	4.05%	13.00%	7.40%	8.70%
Russell 3000® Index	11.18%	29.45%	12.92%	15.12%
S&P 500® Index	11.34%	29.78%	14.15%	15.65%

AssetsNet	$ 25,777,257
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,777,257 Number of Portfolio Holdings65 Advisory Fee (net of waivers)$0 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Energy	2.8%
Real Estate	2.8%
Utilities	2.8%
Consumer Staples	3.5%
Materials	3.8%
Communications	5.4%
Consumer Discretionary	9.5%
Health Care	10.6%
Financials	12.2%
Industrials	15.9%
Technology	30.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	2.6%
Broadcom, Inc.	2.6%
Apple, Inc.	2.6%
Morgan Stanley	2.4%
WESCO International, Inc.	2.4%
Taiwan Semiconductor Manufacturing Company Ltd.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Microsoft Corporation	2.2%
Amphenol Corporation, Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.
C000209896
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class A
Trading Symbol	CSDGX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference**	$63	1.20%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class A shares of the Fund rose 9.76% versus the 18.46% gain registered by the Russell 2500 Index and the 11.18% advance posted by the Russell 3000 Index. Our performance shortfall relative to the Russell 2500 Index (commonly referred to as "SMID cap") benchmark was primarily attributable to the outperformance of lower quality, lower profitability and higher volatility stocks during a period of market exuberance in the technology sector, particularly for stocks with exposure to the artificial intelligence (AI) theme. During the period, dozens of technology stocks rose in excess of 100%, providing a challenging backdrop for the steady dividend growth equities held in the Fund.

Our significant exposure to the Technology sector contributed most significantly to returns, with the Fund’s average stock in the sector rising 53%. Kulicke & Soffa Industries (KLIC, 2.4% of holdings at period end) led semiconductor holdings higher as sales and earnings inflected upward when customers ordered advanced packaging tools, and investor interest increased as the company launched new tools to support high-growth memory and AI-related companies.

Stock selection was most favorable in the Staples sector, led by a strong rise in the shares of PriceSmart, Inc. (PSMT, 2.1% of holdings at period end), a warehouse club operator in the Caribbean and Central America. Investors bid up the shares as earnings growth accelerated from mid-single-digit to double-digit rates, supported by improved execution and consistent same-store sales growth near 8% over the past year.

Meanwhile, despite strong absolute returns in the Technology sector, stock selection was a headwind to performance. Universal Display Corporation (OLED, 1.2% of holdings at period end) declined as the maker of light emitting diode technologies faced a weak consumer electronics environment. Sales of cell phones by major customers that utilize OLED screens were curtailed as rising memory chip prices pushed up device costs.

Stock selection was also a headwind in the Consumer Discretionary sector as higher oil prices and interest rates slowed sales for restaurants, consumer goods and housing-related businesses. Same-store sales at chicken wings-focused restaurant Wingstop (WING, 1.0% of holdings at period end) slowed materially even as new units were opened at a high-teens rate, though we believe sales to stabilize and recover as energy prices normalize and consumer health improves.

Line Graph [Table Text Block]
Table Summary
	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Index
Feb-2019	$9,423	$10,000	$10,000
May-2019	$9,796	$9,841	$10,163
May-2020	$9,802	$9,762	$11,328
May-2021	$13,471	$15,663	$16,302
May-2022	$13,021	$13,843	$15,702
May-2023	$12,843	$13,104	$16,021
May-2024	$14,761	$15,948	$20,440
May-2025	$14,414	$16,504	$23,122
May-2026	$16,850	$22,768	$29,930

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	9.76%	16.90%	4.58%	8.29%
With Load	3.46%	10.20%	3.35%	7.41%
Russell 3000® Index	11.18%	29.45%	12.92%	16.21%
Russell 2500® Index	18.46%	37.96%	7.77%	11.93%

Performance Inception Date	Feb. 11, 2019
AssetsNet	$ 138,858,768
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 193,545
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$138,858,768 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$193,545 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.5%
Communications	1.7%
Utilities	2.6%
Consumer Staples	4.5%
Energy	4.6%
Real Estate	6.0%
Materials	6.6%
Financials	8.7%
Health Care	10.0%
Consumer Discretionary	10.2%
Technology	17.5%
Industrials	26.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
AAON, Inc.	2.6%
Littelfuse, Inc.	2.5%
nVent Electric PLC	2.4%
Kulicke & Soffa Industries, Inc.	2.4%
WESCO International, Inc.	2.4%
Valmont Industries, Inc.	2.3%
PriceSmart, Inc.	2.2%
Power Integrations, Inc.	2.1%
Cognex Corporation	2.0%
Reliance, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.
C000178802
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class I
Trading Symbol	CSMDX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference**	$50	0.95%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class I shares of the Fund rose 9.86% versus the 18.46% gain registered by the Russell 2500 Index and the 11.18% advance posted by the Russell 3000 Index. Our performance shortfall relative to the Russell 2500 Index (commonly referred to as "SMID cap") benchmark was primarily attributable to the outperformance of lower quality, lower profitability and higher volatility stocks during a period of market exuberance in the technology sector, particularly for stocks with exposure to the artificial intelligence (AI) theme. During the period, dozens of technology stocks rose in excess of 100%, providing a challenging backdrop for the steady dividend growth equities held in the Fund.

Our significant exposure to the Technology sector contributed most significantly to returns, with the Fund’s average stock in the sector rising 53%. Kulicke & Soffa Industries (KLIC, 2.4% of holdings at period end) led semiconductor holdings higher as sales and earnings inflected upward when customers ordered advanced packaging tools, and investor interest increased as the company launched new tools to support high-growth memory and AI-related companies.

Stock selection was most favorable in the Staples sector, led by a strong rise in the shares of PriceSmart, Inc. (PSMT, 2.1% of holdings at period end), a warehouse club operator in the Caribbean and Central America. Investors bid up the shares as earnings growth accelerated from mid-single-digit to double-digit rates, supported by improved execution and consistent same-store sales growth near 8% over the past year.

Meanwhile, despite strong absolute returns in the Technology sector, stock selection was a headwind to performance. Universal Display Corporation (OLED, 1.2% of holdings at period end) declined as the maker of light emitting diode technologies faced a weak consumer electronics environment. Sales of cell phones by major customers that utilize OLED screens were curtailed as rising memory chip prices pushed up device costs.

Stock selection was also a headwind in the Consumer Discretionary sector as higher oil prices and interest rates slowed sales for restaurants, consumer goods and housing-related businesses. Same-store sales at chicken wings-focused restaurant Wingstop (WING, 1.0% of holdings at period end) slowed materially even as new units were opened at a high-teens rate, though we believe sales to stabilize and recover as energy prices normalize and consumer health improves.

Line Graph [Table Text Block]
Table Summary
	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Index
Feb-2017	$10,000	$10,000	$10,000
May-2017	$9,940	$9,848	$10,175
May-2018	$11,397	$11,649	$11,708
May-2019	$12,107	$11,149	$12,000
May-2020	$12,156	$11,060	$13,375
May-2021	$16,739	$17,746	$19,249
May-2022	$16,222	$15,684	$18,540
May-2023	$16,038	$14,847	$18,917
May-2024	$18,488	$18,069	$24,135
May-2025	$18,099	$18,699	$27,301
May-2026	$21,194	$25,797	$35,339

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	9.86%	17.10%	4.83%	8.45%
Russell 2500® Index	18.46%	37.96%	7.77%	10.78%
Russell 3000® Index	11.18%	29.45%	12.92%	14.61%

Performance Inception Date	Feb. 27, 2017
AssetsNet	$ 138,858,768
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 193,545
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$138,858,768 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$193,545 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.5%
Communications	1.7%
Utilities	2.6%
Consumer Staples	4.5%
Energy	4.6%
Real Estate	6.0%
Materials	6.6%
Financials	8.7%
Health Care	10.0%
Consumer Discretionary	10.2%
Technology	17.5%
Industrials	26.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
AAON, Inc.	2.6%
Littelfuse, Inc.	2.5%
nVent Electric PLC	2.4%
Kulicke & Soffa Industries, Inc.	2.4%
WESCO International, Inc.	2.4%
Valmont Industries, Inc.	2.3%
PriceSmart, Inc.	2.2%
Power Integrations, Inc.	2.1%
Cognex Corporation	2.0%
Reliance, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
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[6]	Annualized
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